Warrants - Schedule of Warrant Activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Warrant Activities [Line Items]
Number of Options, Expired	(116)
Weighted Average Exercise Price, Expired	$ 860
Number of Options, Granted	701,746
Weighted Average Exercise Price, Granted	$ 177.5
Number of Options, Exercised	(27,491)
Weighted Average Exercise Price, Exercised	$ 648.75
Number of Options, Outstanding	38,085
Weighted Average Exercise Price, Outstanding	$ 2,573.75
Number of Options, Outstanding	712,224	38,085
Weighted Average Exercise Price, Outstanding	$ 1,260	$ 2,573.75
Warrant [Member]
Schedule of Warrant Activities [Line Items]
Number of Options, Granted		5,610,625
Weighted Average Exercise Price, Granted		$ 0.02
Number of Options, Exercised		(6,315,177)
Number of Options, Outstanding	4,760,697	5,465,249
Weighted Average Exercise Price, Outstanding	$ 17.12	$ 17.12
Number of Options, Outstanding		4,760,697
Weighted Average Exercise Price, Outstanding		$ 17.12
Weighted Average Exercise Price, Exercised		$ 2.74